Segment Information	6 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
Segment Information

Note 4 - Segment Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2020	2019	2020	2019	2019
	U.S. Dollars (in thousands)

Asia Pacific	61,914	60,591	35,130	31,781	115,925
United States	3,258	5,422	986	1,630	10,388
Europe	2,007	2,335	884	935	7,706

	67,179	68,348	37,000	34,346	134,019